Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of Movement in Carrying Value of Redeemable Noncontrolling Interests

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Balance as of January 1	—	101,542	108,629	17,046
Issuance of subsidiary shares	100,000	—	268,420	42,121
Accretion of redeemable noncontrolling interests	1,542	7,087	20,336	3,191
Balance as of December 31	101,542	108,629	397,385	62,358